FIRSTAR FUNDS, INC.

U.S. GOVERNMENT SECURITIES FUND, AGGREGATE BOND FUND AND NATIONAL MUNICIPAL BOND FUND

Supplement dated November 27, 2000 to the Prospectus for Retail A, Retail B, Y and Institutional Shares of the U.S. Government Securities Fund, Aggregate Bond Fund and National Municipal Bond Fund dated September 18, 2000 (as revised October 16, 2000).

The second sentence of the second paragraph under the heading "Bar Chart and Performance Table" which appears on pages 2, 6 and 11 of the Prospectus is replaced by the following:

The Fund commenced investment operations on November 27, 2000, upon the closing of a reorganization between Firstar Funds, Inc. and each of Mercantile Mutual Funds, Inc. and Firstar Stellar Funds (together, the "Firstar Reorganization").

Effective November 27, 2000, the Prospectus is also amended as follows:

PAGE 4

Under EXAMPLE, replace the chart with the following:


                                                        1 YEAR    3 YEARS   5 YEARS      10 YEARS
                                                        ------    -------   -------      --------
U.S. Government Securities Fund -Retail A Shares         $506      $730      $972         $1,664
U.S. Government Securities Fund -Retail B Shares
  Assuming complete redemption at end of period           686       876     1,190          1,771
  Assuming no redemption                                  186       576       990          1,771
U.S. Government Securities Fund - Y Shares                110       343       595          1,317
U.S. Government Securities Fund - Institutional Shares     85       265       460          1,025


PAGE 9

Under EXAMPLE, replace the chart with the following:


                                                1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                                ------    -------    -------   --------
Aggregate Bond Fund - Retail A Shares           $497       $703      $925       $1,564
Aggregate Bond Fund - Retail B Shares
   Assuming complete redemption at end of        677        848     1,144        1,671
   period
   Assuming no redemption                        177        548       944        1,671
Aggregate Bond Fund - Y Shares                   101        315       547        1,213
Aggregate Bond Fund - Institutional Shares        76        237       411          918




PAGE 21

Replace the third bullet point under "Y Shares" with the following:

o All Shareholders who were exchanged into Y Shares in connection with the Firstar Reorganization and who have continuously maintained an account with the Company; and